Related party transactions (Tables)	12 Months Ended
Mar. 28, 2026
Related Party Transactions [Abstract]
Balance Related to Related Parties

	Fiscal Year Ended
	March 28, 2026	March 29, 2025 (In thousands)	March 30, 2024
Expenses incurred:
Management fees to related parties (b)	$25	$17	$41
Consultant fees to a related party (f)	—	55	217
Expense reimbursement to a related party (d)	19	26	25
Interest expense on cash advance received from controlling shareholder (c)	253	229	226
Compensation paid to a related party (e)	400	374	366
Fees charged to RMBG in exchange for retail support and administrative services (g)	(515)	(521)	(613)
Interest expense and other fees on Mangrove Loan received from controlling shareholder (h)	653	—	—
Fees on Support Letters (i)	100	—	—
Consultant fees to a related party (j)	83	—	—
Balances:
Accounts payable to related parties	199	39	117
Interest payable on cash advance received from controlling shareholder (c)	252	19	18
Receivable from joint venture (g)	28	161	214
Interest payable on Mangrove Loan received from controlling shareholder (h)	425	—	—
Fees payable on Support Letters (i)	$100	$—	$—